Production costs (Tables)	12 Months Ended
Dec. 31, 2025
Production Costs [Abstract]
Disclosure of detailed information about production costs [Table Text Block]
	Year ended December 31,
	2025	2024
	$	$
Raw materials and consumables	52,680	47,609
Salaries and employee benefits	26,663	19,957
Contractors and consultants	79,210	28,722
Change in ore stockpiles, gold‐in‐process and gold dore inventories	(16,708)	2,266
Insurance, government fees, permits and other	24,820	17,215
Total production costs	166,665	115,769